REVENUE RECOGNITION	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION

3. REVENUE RECOGNITION

Advisory Consulting

The Company enters into service agreements with customers that set forth the responsibilities of both parties, including the type of service to be delivered, the timing of the service delivery and the associated price per unit for such services. The unit of measure in the agreement is typically hours. The advisory consulting services represent a single performance obligation, as they constitute a series of distinct hourly services that are substantially the same and transferred to the customer over time. The revenue from advisory service agreement will also set forth the timing of payments by the customers, which is typically between 60 and 90 days from the date that an invoice is issued to the customer. As a practical matter, the Company continuously delivers service to customers, and the customer receives benefits from those services over time. The revenue advisory consulting is recognized over time as services are rendered, based on contractual hourly rates, and when the Company has received the aforementioned acknowledgement from its customers that service has been rendered related to hours accumulated over period of time, such as a week, or two weeks, or a month, which is determined on a customer-by-customer basis. The Company’s contracts do not include terms for returns, or warranties, or guarantees, or rebates, or discounts on the services rendered. The Company also enters into annual contracts with customers to provide ongoing advisory and consulting services. Services are delivered continuously over the contract term and customers are billed periodically. The annual service contract represents a single performance obligation because the services are a series of distinct, substantially similar acts that are inseparable and transferred over time. Revenue is recognized over time straight-line basis over the contract term.

Managed Security Service Practice (MSSP)

Management has determined that its managed security service practice is a bundle of cybersecurity software tools, and expert 24x7x365 monitoring and breach resolution services, which are accounted for as a single performance obligation that is delivered over time which is typically a month. The components of the bundle have individual commercial value. However, management believes assigning stand-alone value to each component is impractical because each component would not be able to be fully implemented or utilized if not packaged with the other components. Therefore, management believes the MSSP can only be sold as a bundle package over time. At the time that the Company recognizes revenue, it is has either already received funds in advance from its customer or it is reasonably assured that it will collect funds from its customer. In the event that funds that are received in advance, they are accounted for as contract liabilities and recorded as deferred revenue until the Company fulfills the performance obligation. A majority of the Company’s contracts call for the Company to first deliver service and collect fees thereafter. The Company typically receives payment for these contracts within thirty to ninety days of delivery of service. The Company does not sell monitoring time, security software-tools, and breach resolution as stand-alone services, as the customer would not receive the benefits of these items if they were not sold as an integrated package. The cybersecurity function requires the Company to monitor the customer’s cybersecurity environment regularly, stay up to date on cyberthreats and solutions, maintain its software tools, and then address threats identified, or rectify situations when customer environments have been breached. It is not practical or viable to sell these components separately, as customers expect comprehensive solutions. While the components are separately identifiable, management does not believe they could market the components individually. The Company’s management does not believe that customers can derive meaningful benefit from the individual components alone, and there are not readily available resources in the market that can be obtained to make those components viable. The continuous monitoring allows the Company to identify and either neutralize and or rectify breaches by having up to the minute first-hand information, and the tools allow the Company to implement solutions rapidly. The absence of the components would render the solutions and service offering significantly devalued and non-competitive in the marketplace.

The Company believes MSSP meets the criteria to combine the goods and services under a single performance obligation. The Company believes combined integrated solution is delivered continuously over a period of time. In accordance with the terms of the contract between the Company and its customers, the Company receives prepayments in advance from its customers, and recognizes those payments to revenues over a period of time, which is typically monthly.

Managed Service Provider (MSP)

The Company’s managed service provider (MSP) service offering is the provision of IT infrastructure support to customers, specifically in the areas of desktop support, on-site troubleshooting, and cloud-based network infrastructure troubleshooting. This service is accounted for as a single performance obligation that is delivered over time, which is typically a month; At the time that the Company recognizes revenue, it either already received funds in advance from its customer, or it is reasonably assured that it will collect funds from its customer. In the event that funds that are received in advance, they are accounted for as contract liabilities in the deferred revenue account until the Company fulfills the performance obligation. A majority of the Company’s contracts call for the Company to first deliver service and collect fees thereafter. The Company typically receives payment for these contracts within thirty to ninety days of delivery of service.

MSP requires the integration of tools and labor in order for a customer to receive any benefit from the services provided. The Company refers to the guidance in ASC 606-10-25-19 to provide an analysis regarding this accounting recognition of this integrated service. Under MSP, the customer cannot receive any benefit purely from labor or individual software tools as a stand-alone service. The tools that the Company deploys require engineers to decipher results and develop solutions to problems during the service period covered in a contract.

While components can be separately identified, they must be used in conjunction with each other to serve the Company’s customers. The Company must continuously make available support engineers to customers whenever they need support and troubleshooting. The service includes remote resolution of issues or going onsite to customer locations to solve problems. The Company’s contracts with customers require the Company to have these resources available during the length of the contract. Therefore, these services are continuously delivered as a service over time. Accordingly, the Company recognizes revenue for such MSP contracts on a monthly basis.

Software as a service (SaaS)

Management has determined that its software as a service offering is a suite of cybersecurity tools that may be deployed either remotely or on customer premises. The service is delivered on a monthly basis. The cybersecurity tools are typically sold as a package. However, the individual components of the suite of tools can either be sold individually or bundled together. Nevertheless, if they are sold individually, or as a bundle, they are all delivered over time. Accordingly, the Company recognizes revenue over time, which is typically monthly; At the time that the Company recognizes revenue it has either already received funds in advance from its customer, or it is reasonably assured that it will collect funds from its customer. In the event that funds that are received in advance, they are accounted for as contract liabilities in the deferred revenue account until the Company fulfills the performance obligation. A majority of the Company’s contracts call for the Company to first deliver service and collect fees thereafter. The Company typically receives payment for these contracts within thirty to ninety days of delivery of service.

The Company’s SaaS is delivered continuously over time. It is a subscription service where the Company provisions a suite of security software tools to its customers accessed via the internet that allows the customers to protect themselves from cyber-attacks using multiple tools within the suite. This subscription service is recognized to revenue monthly.

Table 3: Disaggregated Revenue

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Advisory consulting	$3,569,982	$3,848,688	$6,814,752	$7,684,102
Managed security service practice (MSSP)	183,887	35,555	206,387	67,068
Software as a service (Saas)	3,207	3,672	4,557	6,795
Revenue	$3,757,076	$3,887,915	$7,025,696	$7,757,965

3.	REVENUE RECOGNITION

Advisory Consulting

The Company enters into service agreements with customers that will set forth the responsibilities of both parties, including the type of service to be delivered, the timing of the delivery of those services, and the associated price per unit for such services. The unit of measure in the agreement is typically hours. The advisory consulting services represent a single performance obligation, as they constitute a series of distinct hourly services that are substantially the same and transferred to the customer over time. The revenue from advisory service agreement will also set forth the timing of payments by the customers which is typically between 60 and 90 days from the date that an invoice is issued to the customer. As a practical matter, the Company continuously delivers service to customers, and the customer receives benefits from those services over time. The revenue advisory consulting is recognized over time as services are rendered, based on contractual hourly rates, and when the Company has received the aforementioned acknowledgement from its customers that service has been rendered related to hours accumulated over period of time, such as a week, or two weeks, or a month, which is determined on a customer-by-customer basis. The Company’s contracts do not include terms for returns, or warranties, or guarantees, or rebates, or discounts on the services rendered. The Company also enters into annual contracts with customers to provide ongoing advisory and consulting services. Services are delivered continuously over the contract term and customers are billed periodically. The annual service contract represents a single performance obligation because the services are a series of distinct, substantially similar acts that are inseparable and transferred over time. Revenue is recognized over time straight-line over the contract term.

Managed Security Service Practice (MSSP)

Management has determined that its managed security service practice is a bundle of cybersecurity software tools, and expert 24x7x365 monitoring and breach resolution service that is accounted for as a single performance obligation that is delivered over time which is typically a month. The components of the bundle have individual commercial value. However, management believes assigning stand-alone value to each component is impractical because each component would not be able to be fully implemented or utilized if not packaged with the other components. Therefore, management believes the MSSP can only be sold as a bundle package over time. At the time that the Company recognizes revenue, it is has either already received funds in advance from its customer or it is reasonably assured that it will collect funds from its customer. In the event that funds that are received in advance, they are accounted for as contract liabilities in the deferred revenue account until the Company fulfills the performance obligation. A majority of the Company’s contracts call for the Company to first deliver service and collect fees thereafter. The Company typically receives payment for these contracts within thirty to ninety days of delivery of service. The Company does not sell monitoring time, security software-tools, and breach resolution as stand-alone services, as the customer would not receive the benefits of these items if they were not sold as an integrated package. The cybersecurity needs to monitor the customer cybersecurity environment regularly, stay up to date on cyberthreats and solutions, maintain its software tools, and then address threats identified, or rectify situations when customer environments have been breached. It is not practical or viable to sell these components separately, as customers expect comprehensive solutions. While the components are separately identifiable, management does not believe they could market the components individually. The Company’s management does not believe their customers can benefit from the individual components alone, and there are not readily available resources in the market that can be obtained to make those components viable. The continuous monitoring allows the Company to identify and either neutralize and or rectify breaches by having up to the minute first-hand information, and the tools allow the Company to implement solutions rapidly. The absence of the components would render the solutions and service offering significantly devalued and non-competitive in the marketplace.

The Company believes MSSP meets the criteria to combine the goods and services under a single performance obligation. The Company believes combined integrated solution is delivered continuously over a period of time. In accordance with the terms of the contract between the Company and its customers, the Company receives prepayments in advance from its customers, and recognizes those payments to revenues over a period of time, which is typically each month.

Managed Service Provider (MSP)

The Company’s managed service provider (MSP) service offering is the provision of IT infrastructure support to customers, specifically in the areas of desktop support, on-site troubleshooting, and cloud-based network infrastructure troubleshooting. This service is accounted for as a single performance obligation that is delivered over time, which is typically a month; At the time that the Company recognizes revenue, it either already received funds in advance from its customer, or it is reasonably assured that it will collect funds from its customer. In the event that funds that are received in advance, they are accounted for as contract liabilities in the deferred revenue account until the Company fulfills the performance obligation. A majority of the Company’s contracts call for the Company to first deliver service and collect fees thereafter. The Company typically receives payment for these contracts within thirty to ninety days of delivery of service.

MSP requires the integration of tools and labor in order for a customer to receive any benefit from the services provided. The Company refers to the guidance in ASC 606-10-25-19 to provide an analysis regarding this accounting recognition of this integrated service. Under MSP, the customer cannot receive any benefit purely from labor or individual software tools as a stand-alone service. The tools that the Company deploys require engineers to decipher results and develop solutions to problems during the service period covered in a contract.

While components can be separately identified, they must be used in conjunction with each other to serve the Company’s customers. The Company must continuously make available support engineers to customers whenever they need support and troubleshooting. The service includes remote resolution of issues or going onsite to customer locations to solve problems. The Company’s contracts with customers require the Company to have these resources available during the length of the contract. Therefore, these services are continuously delivered as a service over time. Accordingly, the Company recognizes revenue for such MSP contracts on a monthly basis.

Software as a service (SaaS)

Management has determined that its software as a service is a suite of cybersecurity tools that are delivered either remotely or on customer premises. The service is delivered on a monthly basis. The cybersecurity tools are typically sold as a package. However, the individual components of the suite of tools can either be sold individually or bundled together. Nevertheless, if they are sold individually, or as a bundle, they are all delivered over time. Accordingly, the Company recognizes revenue over time, which is typically monthly; At the time that the Company recognizes revenue it has either already received funds in advance from its customer, or it is reasonably assured that it will collect funds from its customer. In the event that funds that are received in advance, they are accounted for as contract liabilities in the deferred revenue account until the Company fulfills the performance obligation. A majority of the Company’s contracts call for the Company to first deliver service and collect fees thereafter. The Company typically receives payment for these contracts within thirty to ninety days of delivery of service.

The Company’s SaaS is delivered continuously over time. It is a subscription service where the Company provisions a suite of security software tools to its customers accessed via the internet that allows the customers to protect themselves from cyber-attacks using multiple tools within the suite. This subscription service is recognized to revenue monthly.

Table 3: Disaggregated Revenue
	For the Year Ended December 31,
	2025	2024
Advisory consulting	$15,007,827	$17,441,216
Managed security service practice (MSSP)	112,725	318,079
Software as a service (Saas)	13,095	12,190
Revenue	$15,133,647	$17,771,485